Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Drilling units operating expenses	$ 295,135	$ 454,329	$ 582,122
Amortization and write-off of financing fees	61,212	21,040	24,033
General and administrative expenses	73,360	103,961	100,314
Reorganization expenses (including non-cash issuance of shares and other expenses)	1,029,982	0	0
Related Party
Revenues - commission fees	10,342	14,925	16,524
Drilling units operating expenses	904	4,209	0
Amortization and write-off of financing fees	0	0	2,781
General and administrative expenses	26,008	24,924	7,409
Interest income	0	0	6,024
Reorganization expenses (including non-cash issuance of shares and other expenses)	$ 223,178	$ 0	$ 0